Gains (Losses) on Disposals of Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Gain Losses on Disposal of Non Current Assets

Details are as follows:

		Year ended December 31,
		2017	2016	2015
		(millions of euros)
Gains on disposals of non-current assets:
Gains on the retirement/disposal of intangible and tangible assets		15	28	348
Gains on the disposal of investments in subsidiaries		—	—	—

	(A)	15	28	348

Losses on disposals of non-current assets:
Losses on the retirement/disposal of intangible and tangible assets		4	14	12
Losses on the disposals of investments in subsidiaries		—	—	—

	(B)	4	14	12

Total	(A-B)	11	14	336